Derivatives and fair value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative duration	15 years
Bank's option exercise date	Mar. 31, 2016
Derivative assets gross	$ 61	$ 182
Derivative liabilities gross	$ 900	$ 185
Fuel pricing contracts metric tons	2,067,740	2,636,768